Expense Example	Feb. 25, 2026 USD ($)
T. Rowe Price Capital Appreciation and Income Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	932
T. Rowe Price Capital Appreciation and Income Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	181
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	740
T. Rowe Price Capital Appreciation Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	404
Expense Example, with Redemption, 10 Years	905
T. Rowe Price Capital Appreciation Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	333
Expense Example, with Redemption, 10 Years	748
T. Rowe Price Capital Appreciation Fund - Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	$ 1,223